Prepaid Expenses and Other Assets - Summary of Prepaid Expenses and Other Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Prepaid expenses and other assets [abstract]
Prepaid expenses	$ 44,130	$ 16,863
Amounts prepaid to related parties	83,144	82,808
Prepaid expenses and other assets	$ 127,274	$ 99,671